UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MONEY MARKET FUND - SEMIANNUAL REPORT FOR PERIOD
ENDING JANUARY 31, 2006

[LOGO OF USAA]
   USAA(R)

                                  USAA MONEY
                                        MARKET Fund

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

                    S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

   Portfolio of Investments                                                 10

   Notes to Portfolio of Investments                                        30

   Financial Statements                                                     32

   Notes to Financial Statements                                            35

EXPENSE EXAMPLE                                                             42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                        WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]        IS THE WIDENING DIFFERENCE IN OPINION
                                          BETWEEN THE BEARS AND THE BULLS.

                                                          "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF PAMELA BLEDSOE NOBLE]       PAMELA BLEDSOE NOBLE, CFA
                                        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The seven-day yield on your USAA Money Market Fund increased from 2.86% on August 1, 2005, to 3.88% on January 31, 2006.
                 The total return for the same period was 1.75%, compared to an average of 1.51% for all money market funds ranked by iMoneyNet, Inc.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 The Federal Open Market Committee (FOMC) remained true to its word and continued to increase short-term interest rates at a steady pace. The federal funds rate, which was 3.25% on August 1, reached 4.5% on January 31. The January increase came on the last day of Alan Greenspan's tenure as chairman of the Federal Reserve Board (the Fed). Because of the stability of the U.S. economy, the Fed has been able to remove the monetary stimulus gradually. It has raised rates 14 times since June 2004 in quarter-point increments from 1.00%. The increases are likely to stop when short-term rates reach a "neutral" level, which we think is about 5.00% based on employment growth and inflation.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Before each meeting of the FOMC, we positioned the Fund to maximize the benefits of the expected interest-rate increases. We focused on variable-rate demand notes (VRDNs) because they allowed us to react more quickly to rate changes. VRDNs have

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR THE IMONEYNET, INC. DEFINITIon.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 interest rates that reset daily or weekly. To capture higher yields, we purchased commercial paper and certificates of deposit with maturities ranging from four to 12 months. This had the effect of extending the portfolio's weighted average maturity from 23 days to 35 days.

WHAT IS THE OUTLOOK?

                 The U.S. economy remains stable and should continue to require less monetary stimulus from the Fed. During the next few months, the bond market will try to get the measure of new Fed chairman, Ben Bernanke. Although we do not know how he will lead the Fed in the years ahead, he is unlikely to diverge immediately from the strategies of the Greenspan-led Fed. We anticipate two more rate increases - in March and May - that will bring the federal funds rate to 5.00%. We believe any further action will be predicated on the strength of the economy, inflationary trends, employment growth, and corporate debt burdens.

                 In the coming months, money market investors should continue to benefit from higher yields. We have positioned the Fund to take advantage of higher short-term rates and will continue to seek opportunities in the market that add value. Money markets remain a prudent part of a diversified investment portfolio because, in addition to flexibility and liquidity, they help investors offset potential volatility in their equity and fixed-income holdings.

                 Thank you, the Fund's shareholders, for your confidence and support.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission
                 (SEC) guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                           1/31/06                  7/31/05
--------------------------------------------------------------------------------
Net Assets                             $3,858.2 Million         $2,960.0 Million
Net Asset Value Per Share                   $1.00                    $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 1/31/06
--------------------------------------------------------------------------------

7/31/05 TO 1/31/06*       1 YEAR      5 YEARS      10 YEARS      7-DAY YIELD
1.75%                      2.98%       1.96%         3.68%           3.88%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      7-DAY YIELD COMPARISON

                [CHART OF 7-DAY YIELD COMPARISON]

              USAA MONEY MARKET FUND             iMONEYNET AVERAGE
              ----------------------             -----------------
01/25/2005            1.86%                            1.50%
02/22/2005            2.03                             1.68
03/29/2005            2.23                             1.90
04/26/2005            2.39                             2.04
05/31/2005            2.54                             2.24
06/28/2005            2.72                             2.34
07/26/2005            2.83                             2.50
08/30/2005            3.04                             2.72
09/27/2005            3.23                             2.90
10/25/2005            3.40                             3.02
11/29/2005            3.63                             3.24
12/27/2005            3.85                             3.44
01/31/2006            3.88                             3.60

                          [END CHART]

                 DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 1/31/06.

                 The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

           CUMULATIVE PERFORMANCE OF $10,000

      [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                                       USAA MONEY MARKET FUND
                                       ----------------------
01/31/1996                                 $10,000.00
02/29/1996                                  10,040.64
03/31/1996                                  10,080.45
04/30/1996                                  10,124.64
05/31/1996                                  10,167.36
06/30/1996                                  10,206.31
07/31/1996                                  10,252.67
08/31/1996                                  10,295.21
09/30/1996                                  10,339.69
10/31/1996                                  10,384.10
11/30/1996                                  10,425.95
12/31/1996                                  10,472.83
01/31/1997                                  10,518.23
02/28/1997                                  10,559.49
03/31/1997                                  10,605.34
04/30/1997                                  10,650.97
05/31/1997                                  10,697.13
06/30/1997                                  10,745.45
07/31/1997                                  10,793.96
08/31/1997                                  10,839.30
09/30/1997                                  10,889.73
10/31/1997                                  10,938.67
11/30/1997                                  10,983.68
12/31/1997                                  11,038.28
01/31/1998                                  11,087.61
02/28/1998                                  11,133.02
03/31/1998                                  11,184.33
04/30/1998                                  11,232.69
05/31/1998                                  11,279.60
06/30/1998                                  11,331.70
07/31/1998                                  11,382.36
08/31/1998                                  11,433.24
09/30/1998                                  11,482.60
10/31/1998                                  11,530.67
11/30/1998                                  11,579.33
12/31/1998                                  11,628.08
01/31/1999                                  11,672.59
02/28/1999                                  11,714.74
03/31/1999                                  11,763.81
04/30/1999                                  11,808.29
05/31/1999                                  11,849.75
06/30/1999                                  11,899.32
07/31/1999                                  11,945.74
08/31/1999                                  11,996.29
09/30/1999                                  12,045.18
10/31/1999                                  12,093.33
11/30/1999                                  12,148.47
12/31/1999                                  12,205.85
01/31/2000                                  12,262.56
02/29/2000                                  12,316.48
03/31/2000                                  12,374.99
04/30/2000                                  12,429.26
05/31/2000                                  12,495.61
06/30/2000                                  12,559.06
07/31/2000                                  12,625.59
08/31/2000                                  12,692.63
09/30/2000                                  12,755.60
10/31/2000                                  12,825.41
11/30/2000                                  12,891.53
12/31/2000                                  12,956.31
01/31/2001                                  13,026.57
02/28/2001                                  13,082.51
03/31/2001                                  13,138.07
04/30/2001                                  13,192.03
05/31/2001                                  13,240.65
06/30/2001                                  13,282.27
07/31/2001                                  13,324.85
08/31/2001                                  13,362.36
09/30/2001                                  13,393.70
10/31/2001                                  13,423.41
11/30/2001                                  13,447.91
12/31/2001                                  13,468.81
01/31/2002                                  13,487.96
02/28/2002                                  13,504.63
03/31/2002                                  13,522.91
04/30/2002                                  13,540.92
05/31/2002                                  13,560.10
06/30/2002                                  13,576.25
07/31/2002                                  13,593.56
08/31/2002                                  13,611.92
09/30/2002                                  13,627.65
10/31/2002                                  13,645.06
11/30/2002                                  13,660.45
12/31/2002                                  13,674.15
01/31/2003                                  13,687.90
02/28/2003                                  13,699.48
03/31/2003                                  13,710.20
04/30/2003                                  13,721.24
05/31/2003                                  13,732.82
06/30/2003                                  13,742.01
07/31/2003                                  13,749.97
08/31/2003                                  13,758.18
09/30/2003                                  13,765.66
10/31/2003                                  13,773.77
11/30/2003                                  13,780.55
12/31/2003                                  13,788.28
01/31/2004                                  13,795.31
02/29/2004                                  13,802.07
03/31/2004                                  13,809.11
04/30/2004                                  13,816.61
05/31/2004                                  13,823.29
06/30/2004                                  13,831.14
07/31/2004                                  13,840.96
08/31/2004                                  13,852.34
09/30/2004                                  13,865.72
10/31/2004                                  13,880.97
11/30/2004                                  13,897.81
12/31/2004                                  13,919.37
01/31/2005                                  13,939.67
02/28/2005                                  13,961.28
03/31/2005                                  13,987.18
04/30/2005                                  14,015.12
05/31/2005                                  14,043.86
06/30/2005                                  14,074.57
07/31/2005                                  14,108.08
08/31/2005                                  14,143.65
09/30/2005                                  14,182.97
10/31/2005                                  14,221.01
11/30/2005                                  14,262.75
12/31/2005                                  14,311.71
01/31/2006                                  14,355.06

                     [END CHART]

                 DATA FROM 1/31/96 THROUGH 1/31/06.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                       PORTFOLIO MIX
                         1/31/2006

                [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                          36.7%
Commercial Paper/Put Bonds                          24.2%
Bonds/Notes/Certificates of Deposit                 19.9%
Adjustable-Rate Notes                               18.8%

                       [END CHART]

           PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

           YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-29.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from one to 365 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

              CD      Certificate of Deposit

              COP     Certificate of Participation

              IDA     Industrial Development Authority/Agency

              IDB     Industrial Development Board

              IDRB    Industrial Development Revenue Bond

              MFH     Multifamily Housing

              MLO     Municipal Lease Obligation

              MTN     Medium-Term Note

              RB      Revenue Bond

CREDIT ENHANCEMENTS add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Freddie Mac, General Electric Co., or New York State GO.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: AmSouth Bank, N.A., Citizens Bank, JPMorgan Chase Bank, N.A., or Wachovia Bank, N.A.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (19.9%)

             CONSUMER FINANCE (0.9%)
  $15,000    HSBC Finance Corp., MTN                                       3.38%      2/21/2006    $   14,996
   20,000    SLM Corp., MTN, Series A                                      3.50       9/30/2006        19,825
                                                                                                   ----------
                                                                                                       34,821
                                                                                                   ----------
             DIVERSIFIED BANKS (11.7%)
   25,000    Associated Bank, CD                                           4.12       2/02/2006        25,000
   30,000    Associated Bank, CD                                           4.35       2/06/2006        30,000
   25,000    Associated Bank, CD                                           4.35       2/08/2006        25,000
   25,000    Associated Bank, CD                                           4.49       2/24/2006        25,000
   25,000    Bank of Tokyo-Mitsubishi, Ltd.,
                New York Branch, Yankee CD (Japan)(c)                      4.49       2/24/2006        25,000
   25,000    BNP Paribas, Chicago Branch,
                Yankee CD (France)(c)                                      4.47       4/28/2006        25,000
   25,000    BNP Paribas, Chicago Branch,
                Yankee CD (France)(c)                                      4.63       7/10/2006        25,000
   20,000    Canadian Imperial Bank of Commerce,
                New York Branch, Yankee CD (Canada)(c)                     4.51      10/13/2006        20,001
   25,000    Compass Bank, CD                                              4.38       2/15/2006        25,000
   25,000    Depfa Bank plc, New York Branch,
                Yankee CD (Ireland)(c)                                     4.37       2/14/2006        25,000
   25,000    Depfa Bank plc, New York Branch,
                Yankee CD (Ireland)(c)                                     4.38       3/02/2006        25,000
   25,000    Depfa Bank plc, New York Branch,
                Yankee CD (Ireland)(c)                                     4.51       4/10/2006        25,000
   25,000    Depfa Bank plc, New York Branch,
                Yankee CD (Ireland)(c)                                     4.69       7/14/2006        25,000
   25,000    First Tennessee Bank, CD                                      4.16       2/10/2006        25,000
   15,000    First Tennessee Bank, CD                                      4.28       2/13/2006        15,000
   15,000    HSBC Bank USA, CD                                             4.26       2/10/2006        15,000
   25,000    M&I Marshall & Ilsley Bank, CD                                4.54       4/17/2006        25,000
   20,000    Nordea Bank Finland plc, New
                York Branch, Yankee CD (Finland)(c)                        4.54      10/13/2006        19,965
   25,000    Royal Bank of Canada, New
                York Branch, Yankee CD (Canada)(c)                         4.78      12/01/2006        25,001
                                                                                                   ----------
                                                                                                      449,967
                                                                                                   ----------
             GENERAL OBLIGATION (0.2%)
    7,900    Commonwealth of Massachusetts, GO,
                Series D                                                   4.25       7/01/2006         7,893
                                                                                                   ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             REGIONAL BANKS (6.6%)
  $25,000    Natexis Banques Populaires, New York
                Branch, Yankee CD (France)(c)                              4.52%      4/12/2006    $   25,000
   25,000    Natexis Banques Populaires, New York
                Branch, Yankee CD (France)(c)                              4.77      11/17/2006        25,000
   20,000    PNC Funding Corp., Senior Notes                               5.75       8/01/2006        20,098
   25,000    Southwest Bank St. Louis, CD                                  4.54       3/27/2006        25,000
   25,000    Wells Fargo Bank N.A., CD                                     4.51       3/02/2006        25,000
   25,000    Wells Fargo Bank N.A., CD                                     4.85       1/30/2007        25,000
   15,000    Wilmington Trust Co., CD                                      4.31       2/02/2006        15,000
   15,000    Wilmington Trust Co., CD                                      4.24       2/07/2006        15,000
   15,000    Wilmington Trust Co., CD                                      4.40       3/21/2006        15,000
   15,000    Wilmington Trust Co., CD                                      4.53       3/23/2006        15,000
   25,000    Wilmington Trust Co., CD                                      4.49       4/04/2006        25,000
   25,000    Wilmington Trust Co., CD                                      4.69       7/19/2006        25,000
                                                                                                   ----------
                                                                                                      255,098
                                                                                                   ----------
             SPECIALIZED FINANCE (0.3%)
   11,885    CIT Group, Inc., Senior Notes                                 6.50       2/07/2006        11,891
                                                                                                   ----------
             THRIFTS & MORTGAGE FINANCE (0.2%)
    6,170    Countrywide Home Loans, Inc., MTN,
                Series J                                                   5.50       8/01/2006         6,188
                                                                                                   ----------
             Total fixed-rate instruments (cost: $765,858)                                            765,858
                                                                                                   ----------
             COMMERCIAL PAPER (19.8%)

             AGRICULTURAL PRODUCTS (1.9%)
   15,000    Louis Dreyfus Corp., Notes,
                Series A (LOC - Barclays Bank plc)                         4.34       2/06/2006        14,991
   23,500    Louis Dreyfus Corp., Notes,
                Series B (LOC - Barclays Bank plc)                         4.44       2/22/2006        23,439
   15,000    Louis Dreyfus Corp., Notes,
                Series A (LOC - Barclays Bank plc)                         4.47       2/22/2006        14,961
   20,000    Louis Dreyfus Corp., Notes,
                Series B (LOC - Barclays Bank plc)                         4.40       3/03/2006        19,927
                                                                                                   ----------
                                                                                                       73,318
                                                                                                   ----------
             ASSET-BACKED FINANCING (8.6%)
    6,104    Bavaria TRR Corp.(a,b)                                        4.45       2/21/2006         6,089
    7,805    Bavaria TRR Corp.(a,b)                                        4.52       2/27/2006         7,780
   15,550    Check Point Charlie, Inc.(a,b)                                4.23       2/01/2006        15,550
    8,184    Check Point Charlie, Inc.(a,b)                                4.26       2/09/2006         8,176

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $15,000    Check Point Charlie, Inc.(a,b)                                4.25%      2/13/2006    $   14,979
    5,000    Check Point Charlie, Inc.(a,b)                                4.38       2/17/2006         4,990
   12,500    Check Point Charlie, Inc.(a,b)                                4.47       2/27/2006        12,460
   21,000    Check Point Charlie, Inc.(a,b)                                4.41       3/10/2006        20,905
   12,000    Check Point Charlie, Inc.(a,b)                                4.42       3/13/2006        11,941
   10,000    Check Point Charlie, Inc.(a,b)                                4.48       4/06/2006         9,920
   10,000    Lockhart Funding LLC(a,b)                                     4.33       2/03/2006         9,998
   17,000    Lockhart Funding LLC(a,b)                                     4.36       2/06/2006        16,990
   10,000    Lockhart Funding LLC(a,b)                                     4.36       2/08/2006         9,991
   15,000    Lockhart Funding LLC(a,b)                                     4.47       2/23/2006        14,959
    2,000    Lockhart Funding LLC(a,b)                                     4.51       2/24/2006         1,994
   15,100    Lockhart Funding LLC(a,b)                                     4.49       2/27/2006        15,051
   13,715    Lockhart Funding LLC(a,b)                                     4.46       3/17/2006        13,640
   18,208    Lockhart Funding LLC(a,b)                                     4.50       4/04/2006        18,067
   10,000    Lockhart Funding LLC(a,b)                                     4.51       4/10/2006         9,915
    8,930    Rhineland Funding Capital Corp.(a,b)                          4.36       2/03/2006         8,928
   12,000    Sunbelt Funding Corp.(a,b)                                    4.21       2/02/2006        11,999
   12,000    Sunbelt Funding Corp.(a,b)                                    4.23       2/06/2006        11,993
   23,000    Sunbelt Funding Corp.(a,b)                                    4.34       2/08/2006        22,981
   10,000    Sunbelt Funding Corp.(a,b)                                    4.33       2/15/2006         9,983
   15,000    Sunbelt Funding Corp.(a,b)                                    4.41       2/22/2006        14,961
   15,000    Sunbelt Funding Corp.(a,b)                                    4.48       3/14/2006        14,923
   15,000    Windmill Funding Corp.(a,b)                                   4.47       2/16/2006        14,972
                                                                                                   ----------
                                                                                                      334,135
                                                                                                   ----------
             DIVERSIFIED BANKS (5.5%)
   15,000    Bank of America Corp.                                         4.21       2/08/2006        14,988
   15,000    Barclays US Funding, LLC                                      4.50       4/17/2006        14,859
   30,000    Central American Bank for
                Economic Integration (CABEI)
                (LOC - Barclays Bank plc)                                  4.28       2/14/2006        29,954
   25,000    Central American Bank for
                Economic Integration (CABEI)
                (LOC - Barclays Bank plc)                                  4.31       2/28/2006        24,919
    2,452    Gotham Funding Corp.(a,b)                                     4.54       2/06/2006         2,451
   20,000    Gotham Funding Corp.(a,b)                                     4.42       2/15/2006        19,966
   15,000    Gotham Funding Corp.(a,b)                                     4.40       2/27/2006        14,952
   15,081    Long Lane Master Trust IV, Series A(a,b)                      4.47       2/21/2006        15,043
   25,000    Long Lane Master Trust IV, Series A(a,b)                      4.51       4/13/2006        24,778
   25,000    Macquarie Bank Ltd.                                           4.34       3/01/2006        24,916
   25,000    Macquarie Bank Ltd.                                           4.41       3/15/2006        24,871
                                                                                                   ----------
                                                                                                      211,697
                                                                                                   ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             EDUCATION (0.2%)
  $ 7,300    Cornell University, Series 2004A                              4.35%      2/15/2006    $    7,288
                                                                                                   ----------
             ELECTRIC UTILITIES (1.2%)
    5,960    Georgia Transmission Corp.(a,b)                               4.39       2/01/2006         5,960
   30,000    Union Electric Co.                                            4.54       2/01/2006        30,000
   11,173    Wisconsin Electric Power Co.                                  4.55       2/03/2006        11,170
                                                                                                   ----------
                                                                                                       47,130
                                                                                                   ----------
             ELECTRIC/GAS UTILITY (0.4%)
   14,743    New York Power Auth., Series 3                                4.46       2/23/2006        14,703
                                                                                                   ----------
             GAS UTILITIES (0.2%)
    7,291    Peoples Gas, Light and Coke Co.                               4.50       2/01/2006         7,291
                                                                                                   ----------
             GENERAL OBLIGATION (0.3%)
   11,400    Texas Agricultural Finance Auth., Series A                    4.45       3/09/2006        11,349
                                                                                                   ----------
             HEALTH CARE FACILITIES (0.6%)
    2,500    Medical Building Funding IV, LLC
                (LOC - KBC Bank N.V.)                                      4.62       2/13/2006         2,496
   20,000    Trinity Health Corp.                                          4.38       2/07/2006        19,985
                                                                                                   ----------
                                                                                                       22,481
                                                                                                   ----------
             MANAGED HEALTH CARE (0.4%)
   15,000    UnitedHealth Group, Inc.(a,b)                                 4.36       2/16/2006        14,973
                                                                                                   ----------
             MUNICIPAL FINANCE (0.4%)
   15,000    New York Job Development Auth.,
                Series H (NBGA)                                            4.20       2/07/2006        14,989
                                                                                                   ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    6,000    Texas Economic Development and Tourism
                Office, Series A (LOC - JPMorgan
                Chase Bank, N.A.)                                           4.48      2/23/2006         5,984
                                                                                                   ----------
             Total commercial paper (cost: $765,338)                                                  765,338
                                                                                                   ----------
             PUT BONDS (4.4%)

             AUTOMOBILE MANUFACTURERS (0.4%)
   15,000    BMW US Capital, LLC, Notes(b)                                  4.15      6/07/2016        15,017
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             DIVERSIFIED BANKS (0.6%)
  $25,000    M&I Marshall & Ilsley Bank, Puttable
                Reset Securities                                           5.18%     12/15/2016    $   25,075
                                                                                                   ----------
             INTEGRATED OIL & GAS (1.4%)
   12,000    California Pollution Control Financing Auth.
                Environmental Improvement RB, Series 1997(b)               4.36      12/01/2032        12,000
   29,000    California Pollution Control Financing Auth.
                Environmental Improvement RB, Series 1997(b)               4.37      12/01/2032        29,000
   12,000    California Pollution Control Financing Auth.
                Environmental Improvement RB, Series 1997(b)               4.38      12/01/2032        12,000
                                                                                                   ----------
                                                                                                       53,000
                                                                                                   ----------
             OIL & GAS REFINING & MARKETING (2.0%)
   25,000    Harris County, TX, Industrial Development
                Corp., RB, Series 1995(b)                                  4.27       3/01/2023        25,000
   13,496    Harris County, TX, Industrial Development
                Corp., RB, Series 1995(b)                                  4.35       3/01/2023        13,496
   18,085    IDB of the Parish of Calcasieu, LA, Inc.,
                Environmental RB, Series 1996
                (LOC - BNP Paribas)                                        4.37       7/01/2026        18,085
   20,000    IDB of the Parish of Calcasieu, LA, Inc.,
                Environmental RB, Series 1996
                (LOC - BNP Paribas)                                        4.39       7/01/2026        20,000
                                                                                                   ----------
                                                                                                       76,581
                                                                                                   ----------
             Total put bonds (cost: $169,673)                                                         169,673
                                                                                                   ----------
             VARIABLE-RATE DEMAND NOTES (36.7%)

             AGRICULTURAL PRODUCTS (0.3%)
   11,670    Mississippi Business Finance Corp., RB,
                Series 2002 (LOC - Regions Bank)                           4.54       4/01/2012        11,670
                                                                                                   ----------
             AIRPORT SERVICES (0.0%)(d)
    1,065    Shawnee, KS, Private Activity RB,
                Series 1997 (LOC - JPMorgan
                Chase Bank, N.A.)                                          4.62      12/01/2012         1,065
                                                                                                   ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             AIRPORT/PORT (0.3%)
  $11,800    Tulsa, OK, Airport Improvement Trust, RB
                (LOC - JPMorgan Chase Bank, N.A.)                          4.54%      6/01/2023    $   11,800
                                                                                                   ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    7,045    St. Charles Parish, LA, RB, Series 2002
                (LOC - Federal Home Loan Bank of Dallas)                   4.89       9/01/2024         7,045
                                                                                                   ----------
             ASSET-BACKED FINANCING (1.4%)
   10,198    Capital One Funding Corp., Notes,
                Series 1996E (LOC - JPMorgan Chase
                Bank, N.A.)                                                4.53       7/02/2018        10,198
    5,815    Cornerstone Funding Corp. I, Notes,
                Series 2000B (LOC - Fifth Third Bank)                      4.63       1/01/2021         5,815
    6,915    Cornerstone Funding Corp. I, Notes,
                Series 2001D (LOC - Fifth Third Bank)                      4.58       1/01/2022         6,915
    3,969    Cornerstone Funding Corp. I, Notes,
                Series 2003G (LOC - Huntington
                National Bank)                                             4.78       1/01/2024         3,969
   15,196    Cornerstone Funding Corp. I, Notes,
                Series 2001B (LOC - Fifth Third Bank)                      4.58       9/01/2026        15,196
   12,838    Cornerstone Funding Corp. I, Notes,
                Series 2004A (LOC - Fifth Third Bank)                      4.58       6/01/2029        12,838
                                                                                                   ----------
                                                                                                       54,931
                                                                                                   ----------
             AUTO PARTS & EQUIPMENT (1.0%)
   15,000    Alabama IDA, RB (LOC - Barclays Bank plc)                     4.85      10/01/2019        15,000
   10,240    Bardstown, KY, RB, Series 1994
                (LOC -Deutsche Bank Trust Co.)                             4.64       6/01/2024        10,240
   11,275    Bardstown, KY, RB, Series 1995
                (LOC - Deutsche Bank Trust Co.)                            4.64       3/01/2025        11,275
                                                                                                   ----------
                                                                                                       36,515
                                                                                                   ----------
             AUTOMOTIVE RETAIL (0.3%)
    6,970    C-MEK Realty, LLC, Taxable Variable
                Rate Bonds, Series 2002
                (LOC - Bank of North Georgia)                              4.71      12/01/2022         6,970
    4,720    Germain Properties of Columbus, Inc.,
                Option Notes (LOC - JPMorgan Chase
                Bank, N.A.)                                                4.60       3/01/2031         4,720
                                                                                                   ----------
                                                                                                       11,690
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             BROADCASTING & CABLE TV (0.5%)
  $12,000    New Jersey Economic Development
                Auth., RB, Series 1997A (NBGA)(b)                          4.37%     10/01/2021    $   12,000
    6,000    New Jersey Economic Development
                Auth., RB, Series 1997B
                (LOC - JPMorgan Chase Bank, N.A.)                          4.37      10/01/2021         6,000
                                                                                                   ----------
                                                                                                       18,000
                                                                                                   ----------
             BUILDINGS (0.4%)
    8,500    Downtown Marietta Development Auth.,
                GA, RB, Series 1996B (LIQ)                                 4.60       7/01/2021         8,500
    8,655    Greenville, SC, Memorial Auditorium
                District Public Facilities, COP (MLO),
                Series 1996C (LOC - Bank of America, N.A.)                 4.59       9/01/2017         8,655
                                                                                                   ----------
                                                                                                       17,155
                                                                                                   ----------
             CASINOS & GAMING (1.1%)
   41,830    Detroit, MI, Economic Development Corp., RB,
                Series 1999C (LOC - Key Bank, N.A.)                        4.71       5/01/2009        41,830
                                                                                                   ----------
             COMMUNITY SERVICE (0.2%)
    6,000    Roman Catholic Diocese of Raleigh, NC, Notes,
                Series A (LOC - Bank of America, N.A.)                     4.59       6/01/2018         6,000
                                                                                                   ----------
             CONSTRUCTION & ENGINEERING (0.8%)
   23,325    Dynetics, Inc., Variable/Fixed-Rate Promissory
                Notes, Series 2004 (LOC - Compass Bank)                    4.52      12/01/2026        23,325
    6,225    Liliha Parking Co., LP, RB, Series 1994
                (LOC - First Hawaiian Bank)                                5.07       8/01/2024         6,225
                                                                                                   ----------
                                                                                                       29,550
                                                                                                   ----------
             DEPARTMENT STORES (0.8%)
   31,320    Belk, Inc., RB, Series 1998 (LOC - Wachovia
                Bank, N.A.)                                                4.59       7/01/2008        31,320
                                                                                                   ----------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
    5,610    Variable Rate Taxable Demand Notes,
                Series 1999 (LOC - FirstMerit Bank, N.A.)                  4.55       4/01/2020         5,610
                                                                                                   ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             DIVERSIFIED METALS & MINING (0.5%)
  $12,000    Prince Metal Stamping USA, Inc.,
                Variable/Term Rate Notes, Series 2004
                (LOC - Bank of Nova Scotia)                                4.52%      3/01/2024    $   12,000
    8,435    Webster, KY, Taxable Variable Rate
                Demand Industrial RB, Series 2004
                (LOC - Regions Bank)                                       4.49      11/01/2024         8,435
                                                                                                   ----------
                                                                                                       20,435
                                                                                                   ----------
             EDUCATION (1.1%)
   10,260    Massachusetts Development Finance Agency, RB,
                Series 2005B (INS)(LIQ)                                    4.64       7/01/2014        10,260
   15,000    Pepperdine Univ., Bonds, Series 2002B                         4.64       8/01/2037        15,000
    4,050    Rockland County, NY, IDA Civic Facility RB,
                Series 2004B (LOC - Commerce Bank, N.A.)                   4.64       5/01/2034         4,050
    6,400    Savannah College of Art and Design, Inc., RB,
                Series 2004 (LOC - Bank of America, N.A.)                  4.54       4/01/2024         6,400
    5,700    Univ. of Alabama, General RB,
                Series 2004-B (INS)(LIQ)                                   4.54       7/01/2009         5,700
                                                                                                   ----------
                                                                                                       41,410
                                                                                                   ----------
             EDUCATIONAL SERVICES (1.6%)
    7,000    Glendale, AZ, IDA RB, Series 2005A
                (LOC - Bank of New York)                                   4.47       7/01/2035         7,000
   20,000    Gwinnett Instructional SC, LLC, RB,
                Series 2005 (LOC - Allied Irish Banks plc)                 4.56       1/01/2031        20,000
   14,900    Loanstar Assets Partners, LP, RB, Series 2005A
                (LOC - State Street Bank & Trust Co.)(b)                   4.49       2/01/2041        14,900
   13,250    Mesivta Yeshiva Rabbi Chaim Berlin, RB,
                Series 2005 (LOC - Allied Irish Banks plc)                 4.51      11/01/2035        13,250
    7,095    Passaic Hebrew Institute, Demand Taxable RB,
                Series 2005 (LOC - Bank of Nova Scotia)                    4.59      12/01/2035         7,095
                                                                                                   ----------
                                                                                                       62,245
                                                                                                   ----------
             ELECTRIC/GAS UTILITY (0.9%)
   23,735    Municipal Gas Auth. of Georgia, RB,
                Series 2003A (LOC - Bayerische Landesbank,
                JPMorgan Chase Bank, N.A.,
                Wachovia Bank, N.A.)                                       4.57       2/01/2015        23,735
   12,560    Southeast Alabama Gas District, General
                System RB, Series 2003A (INS)(LIQ)                         4.52       6/01/2023        12,560
                                                                                                   ----------
                                                                                                       36,295
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             FOOD DISTRIBUTORS (1.9%)
  $12,100    Classic City Beverages, LLC, Taxable Variable
                Rate Bonds, Series 2003
                (LOC - Columbus Bank & Trust Co.)                          4.56%      8/01/2018    $   12,100
   26,000    Henry County, GA, Development Auth., RB,
                Series 2004 (LOC - Columbus Bank & Trust Co.)              4.56       8/01/2029        26,000
    9,000    Jackson Beverages, LLC, Taxable Variable
                Rate Bonds, Series 2005 (LOC - Columbus
                Bank & Trust Co.)                                          4.56       2/01/2020         9,000
   10,250    Macon Beverage Co., LLC, Taxable Variable
                Rate Bonds, Series 2004
                (LOC - Columbus Bank & Trust Co.)                          4.56       4/01/2019        10,250
   13,900    North Georgia Distributing Co., LLC, Taxable
                Variable Rate Bonds, Series 2003
                (LOC - Columbus Bank & Trust Co.)                          4.56       8/01/2018        13,900
                                                                                                   ----------
                                                                                                       71,250
                                                                                                   ----------
             GENERAL MERCHANDISE STORES (0.4%)
   17,000    Laguna Development Corp., NM, Variable
                Rate Demand Bonds, Series 2005
                (LOC - JPMorgan Chase Bank, N.A.)                          4.48      12/01/2020        17,000
                                                                                                   ----------
             HEALTH CARE FACILITIES (2.4%)
   17,640    Bronson Lifestyle Improvement & Research
                Center, Notes, Series A (LOC - Fifth Third Bank)           4.50       9/01/2030        17,640
    8,180    California Statewide Communities
                Development Auth., RB, Series 2002-B
                (LOC - Allied Irish Banks plc)                             4.62      11/15/2042         8,180
    6,080    Centrastate Medical Arts Building, LLC,
                Demand Bonds, Series 2000
                (LOC - Commerce Bank, N.A.)                                4.68      12/01/2025         6,080
   15,000    Chestnut Hill Benevolent Association, RB,
                Taxable Variable Rate Demand Bonds,
                Series 2005 (LOC - Banknorth, N.A.)                        4.66       2/01/2035        15,000
    6,805    Crystal Clinic, Notes, Series 2000
                (LOC - FirstMerit Bank, N.A.)                              4.55       4/01/2020         6,805
   14,355    Infirmary Health Systems Special Care, RB,
                Series 2000B (LOC - Regions Bank)                          4.54       1/01/2024        14,355
    7,160    MCE MOB IV LP, Demand Notes, Series 2002
                (LOC - National City Bank)                                 4.50       8/01/2022         7,160
    6,900    Palmetto NW, LLC, Secured Promissory Notes
                (LOC - National Bank of South Carolina)                    4.61       5/01/2029         6,900

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 9,000    Sprenger Enterprises, Floating-Rate Option
                Notes (LOC - JPMorgan Chase Bank, N.A.)                    4.88%     10/01/2035    $    9,000
    1,625    St. Francis Healthcare Foundation, HI,
                Floating-Rate Notes (LOC - First Hawaiian Bank)            5.07       8/01/2012         1,625
                                                                                                   ----------
                                                                                                       92,745
                                                                                                   ----------
             HEALTH CARE SERVICES (0.1%)
    3,300    University Hospitals Trust RB, Taxable
                Series 2005B (LOC - Bank of America, N.A.)                 4.47       8/15/2021         3,300
                                                                                                   ----------
             HEAVY ELECTRICAL EQUIPMENT (0.5%)
   20,000    Mississippi Business Finance Corp., IDRB,
                Series 2005 (LOC - AmSouth Bank, N.A.)                     4.56       4/01/2020        20,000
                                                                                                   ----------
             HOME FURNISHINGS (0.4%)
    4,000    Bernalillo County, NM, Industrial RB,
                Series 2005A (LOC - Bank of America, N.A.)                 4.47       9/01/2030         4,000
   10,100    Standard Furniture Manufacturing Co., Inc.,
                Promissory Notes, Series 2002
                (LOC - AmSouth Bank, N.A.)                                 4.64       3/01/2015        10,100
                                                                                                   ----------
                                                                                                       14,100
                                                                                                   ----------
             HOME IMPROVEMENT RETAIL (0.2%)
    9,000    Brookhaven, NY, IDA, Taxable Intercounty
                Associates, RB (LOC - North Fork Bank)                     4.84       1/01/2025         9,000
                                                                                                   ----------
             HOSPITAL (0.4%)
   14,400    Indiana Health Facility Financing Auth., RB,
                Series 1999B (LOC - Bank of America, N.A.)                 4.59       1/01/2019        14,400
                                                                                                   ----------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
    8,025    Alprion, LLC, Demand Bonds, Series 2004
                (LOC - Federal Home Loan Bank of Topeka)                   4.59      10/01/2034         8,025
                                                                                                   ----------
             HOUSEHOLD APPLIANCES (0.3%)
   12,000    Mississippi Business Finance Corp., IDRB,
                Series 2000 (LOC - Bank of America, N.A.)                  4.63       6/01/2015        12,000
                                                                                                   ----------
             INDUSTRIAL CONGLOMERATES (0.4%)
   14,000    Mississippi Business Finance Corp., IDRB,
                Series 1998(b)                                             4.37       2/01/2023        14,000
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             INDUSTRIAL GASES (0.1%)
  $ 4,700    Sandhill Group, LLC, Option Notes,
                Series 2003 (LOC - Regions Bank)                           4.60%     12/01/2013    $    4,700
                                                                                                   ----------
             INDUSTRIAL MACHINERY (1.2%)
   25,000    Hampton Hydraulics, LLC, Promissory Notes,
                Series 2003 (LOC - AmSouth Bank, N.A.)                     4.61       4/01/2013        25,000
    9,975    Savannah, GA, Economic Development Auth.,
                RB, Series 1998 (LOC - Wachovia Bank, N.A.)                4.54       6/01/2018         9,975
   10,510    Sterling Pipe & Tube, Inc., Notes, Series 2000
                (LOC - National City Bank)                                 4.55      11/01/2012        10,510
                                                                                                   ----------
                                                                                                       45,485
                                                                                                   ----------
             LEISURE FACILITIES (2.4%)
    7,700    Bloomingdale Life Time Fitness, LLC, RB,
                Series 2000 (LOC - JPMorgan Chase Bank, N.A.)              4.43       1/01/2020         7,700
    4,838    Cornerstone Funding Corp. I, Notes,
                Series 2003D (LOC - Wells Fargo Bank, N.A.)                4.55       7/01/2024         4,838
    4,000    Cornerstone Funding Corp. I, Notes, Series 2003I
                (LOC - Fifth Third Bank)                                   4.63       8/01/2025         4,000
   11,750    First Assembly of God, Taxable Variable Rate
                Demand Bonds, Series 2004
                (LOC - Regions Bank)                                       4.54      12/01/2029        11,750
    8,150    First Church of God, Notes, Series 2002
                (LOC - Huntington National Bank)                           4.70      10/03/2022         8,150
   10,285    Harvest Bible Chapel, Demand RB, Series 2004
                (LOC - Fifth Third Bank)                                   4.54       8/01/2029        10,285
   30,700    Olympic Club, RB, Series 2002
                (LOC - Allied Irish Banks plc)                             4.58      10/01/2032        30,700
   16,900    TP Racing, LLLP, Floating-Rate Option Notes,
                Series 2000 (LOC - JPMorgan Chase
                Bank, N.A.)                                                4.60       6/01/2030        16,900
                                                                                                   ----------
                                                                                                       94,323
                                                                                                   ----------
             LEISURE PRODUCTS (0.2%)
    7,775    McDuffie County, GA, Development Auth., RB,
                Series 2002 (LOC - Regions Bank)                           4.54       8/01/2022         7,775
                                                                                                   ----------
             MULTIFAMILY HOUSING (0.7%)
    9,825    Los Angeles, CA, Community Redevelopment
                Agency MFH, RB, Series 2003B
                (LOC - Bank of America, N.A.)                              4.52      10/15/2038         9,825

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $12,900    New York City Housing Development Corp.,
                MFH Taxable RB, Series 2005B (NBGA)                        4.40%     12/01/2035    $   12,900
    5,300    New York Housing Finance Agency, RB,
                Series 2005A (LOC - Bank of America, N.A.)                 4.50      11/01/2038         5,300
                                                                                                   ----------
                                                                                                       28,025
                                                                                                   ----------
             NURSING/CCRC (1.2%)
   19,865    Chestnut Partnership, Bonds, Series 1999
                (LOC - La Salle National Bank, N.A.)                       4.54       1/01/2029        19,865
    8,490    Cleveland-Cuyahoga County, OH, Port. Auth., RB,
                Series 2005 (LOC - National City Bank)                     4.62      11/15/2035         8,490
    5,065    District of Columbia, RB, Series 2005B
                (LOC - Unicredito Italiano)                                4.64      10/01/2020         5,065
    5,600    Lincolnwood Funding Corp., RB, Series 1995A
                (LOC - Wachovia Bank, N.A.)                                4.64       8/01/2015         5,600
    7,185    Terre Haute, IN, RB, Series 2002D
                (LOC - Huntington National Bank)                           4.79       8/01/2032         7,185
                                                                                                   ----------
                                                                                                       46,205
                                                                                                   ----------
             PACKAGED FOODS & MEAT (0.1%)
    1,845    Atlanta Bread Co. International, Inc., Notes
                (LOC - Columbus Bank & Trust Co.)                          4.61       9/01/2023         1,845
                                                                                                   ----------
             PAPER PRODUCTS (0.4%)
    9,645    Bancroft Bag, Inc., Notes
                (LOC - JPMorgan Chase Bank, N.A.)                          4.60       6/01/2035         9,645
    3,970    Mac Papers, Inc., Demand Bonds, Series 1995
                (LOC - Wachovia Bank, N.A.)                                4.59       8/03/2015         3,970
                                                                                                   ----------
                                                                                                       13,615
                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (1.8%)
   70,000    Alfa Corp., Promissory Notes, Series 2002(b)                  4.76       6/01/2017        70,000
                                                                                                   ----------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (7.9%)
    3,602    Baron Investments, Ltd., Notes, Series 2004
                (LOC - Federal Home Loan Bank of Dallas)                   4.63      10/01/2024         3,601
   12,085    BBN Holdings, LLC, Demand Notes, Series 2004
                (LOC - AmSouth Bank, N.A.)                                 4.64       6/01/2029        12,085
    3,940    CAH Holdings, Inc., Notes, Series 2003
                (LOC - First Commercial Bank)                              4.76       8/01/2028         3,940
    2,889    Cornerstone Funding Corp. I, Notes,
                Series 2004E (LOC - Charter One Bank)                      4.63       1/01/2030         2,889

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $12,735    Dellagnese Properties LLC, Demand Notes,
                Series 2000 (LOC - FirstMerit Bank, N.A.)                  4.55%     11/01/2025    $   12,735
    5,895    Dennis E. Eash and Florida O. Eash, Taxable
                Floating-Rate Bonds, Series 2005
                (LOC - Hancock Bank)                                       4.73       4/01/2025         5,895
   14,855    Exchange at Hammond LLC, Bonds,
                Series 2002 (LOC - Bank of North Georgia)                  4.65       8/01/2022        14,855
   18,145    Fairway Park Properties LLC, Notes, Series 2001
                (LOC - National City Bank)                                 4.55      10/15/2026        18,145
    9,250    Fiore Capital, LLC, Taxable Variable Rate
                Demand Notes, Series 2005-A
                (LOC - M&I Marshall & Ilsley Bank)                         4.54       8/01/2045         9,250
    7,000    Freightliner Finance, LLC, Taxable Floating-Rate
                Option Notes (LOC - Huntington National Bank)              4.65      11/01/2030         7,000
    6,860    Houston County, GA, IDA, RB, Series 1997
                (LOC - Wachovia Bank, N.A.)                                4.57       8/01/2012         6,860
   14,035    JPV Capital, LLC, Notes, Series 2001A
                (LOC - LaSalle Bank Midwest)                               4.59       7/01/2041        14,035
    5,870    Kederike Financial Group, LLC, Bonds,
                Series 2002A (LOC - Compass Bank)                          4.64       7/01/2022         5,870
    2,250    LAM Funding, LLC, Notes, Series A
                (LOC - National City Bank of MI/IL)                        4.50      12/15/2027         2,250
   24,510    Mayfair at Great Neck, NY, Bonds, Series 1997
                (LOC - Manufacturers & Traders Trust)                      4.53       1/01/2023        24,510
   11,720    Peachtree-Dunwoody Properties, LLC, Demand
                Bonds, Series 2003
                (LOC - Bank of North Georgia)                              4.61       3/01/2023        11,720
   18,980    PHF Investments, LLC, Demand Notes,
                Series 2004A (LOC - Associated Bank, N.A.)                 4.59       6/01/2044        18,980
    9,280    Pierce Memorial Baptist Home, Inc., Bonds,
                Series 1999
                (LOC - La Salle National Bank, N.A.)                       4.50      10/01/2028         9,280
    8,760    SBAR-Piperno Co., RB, Series 1998
                (LOC - Wachovia Bank, N.A.)                                4.59       9/01/2012         8,760
   40,000    Sea Island Co. and Sea Island Coastal
                Properties, LLC, Notes, Series 2003
                (LOC - Columbus Bank & Trust Co.)                          4.61       4/01/2023        40,000
   21,080    SF Tarns, LLC, RB, Series 2000
                (LOC - LaSalle Bank Midwest)                               4.58      12/01/2025        21,080
    7,200    Stice-Hill Holding, L.C., Taxable
                Variable Rate Bonds, Series 2003
                (LOC - Hancock Bank of Louisiana)                          4.58      12/01/2023         7,200

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $12,305    Thayer Properties, LLC, Bonds,
                Series 2000 (LOC - Columbus
                Bank & Trust Co.)                                          4.56%      7/01/2020    $   12,305
    6,385    Tifton Mall, Inc., Taxable Variable
                Rate Bonds, Series 1996
                (LOC - Columbus Bank & Trust Co.)                          4.56       5/01/2026         6,385
   11,600    Wishbone Partners, LLC, Taxable
                Floating-Rate Option Notes
                (LOC - Huntington National Bank)                           4.65      11/01/2025        11,600
   12,000    WLB, LLC, Bonds, Series 1997
                (LOC - Columbus Bank & Trust Co.)                          4.56       4/01/2047        12,000
    2,380    Woodland Park Apartments, LLC, Bonds,
                Series 2001 (LOC - Columbus Bank & Trust Co.)              4.56       6/01/2031         2,380
                                                                                                   ----------
                                                                                                      305,610
                                                                                                   ----------
             REAL ESTATE TAX/FEE (0.2%)
    9,100    Mississippi Development Bank, Special
                Obligation Bonds, Series 2002 (INS)(LIQ)                   4.62       6/01/2032         9,100
                                                                                                   ----------
             SPECIALTY CHEMICALS (0.2%)
    6,500    Gary, IN, Empowerment Zone Bonds,
                Series 2000A (LOC - Federal Home Loan
                Bank of Chicago)                                           4.62       5/11/2020         6,500
                                                                                                   ----------
             STEEL (0.2%)
    9,370    Indiana Development Finance Auth., RB,
                Series 1998 (LOC - JPMorgan Chase
                Bank, N.A.)                                                4.46       1/01/2009         9,370
                                                                                                   ----------
             TEXTILES (0.4%)
    6,300    Athens-Clarke County, GA, IDA RB,
                Series 2005 (LOC - Columbus Bank &
                Trust Co.)                                                 4.61      11/01/2025         6,300
    4,402    Loma Co., LLC, Floating Rate Option Notes
                (LOC - JPMorgan Chase Bank, N.A.)                          4.53      12/01/2008         4,402
    5,105    Superior Health Linens, Inc. & Superior
                Health Textiles Properties, LLP, Notes,
                Series 2004 (LOC - Associated Bank, N.A.)                  4.84      12/01/2024         5,105
                                                                                                   ----------
                                                                                                       15,807
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             TRUCKING (0.2%)
  $ 6,805    Iowa 80 Group Inc., Demand Bonds,
                Series 2003 (LOC - Wells Fargo Bank, N.A.)                 4.51%      6/01/2016    $    6,805
                                                                                                   ----------
             WATER UTILITIES (0.3%)
    9,900    Connecticut Water Co., Debenture Bonds,
                Series 2004 (LOC - Citizens Bank of Rhode Island)          4.47       1/04/2029         9,900
                                                                                                   ----------
             WATER/SEWER UTILITY (0.5%)
   15,690    Hesperia, CA, Public Financing Auth., RB,
                Series 1998A (LOC - Bank of America, N.A.)                 4.47       6/01/2026        15,690
    2,800    Kern Water Bank Auth., CA, RB,
                Series 2003B (LOC - Wells Fargo Bank, N.A.)                4.57       7/01/2028         2,800
                                                                                                   ----------
                                                                                                       18,490
                                                                                                   ----------
             Total variable-rate demand notes (cost: $1,413,941)                                    1,413,941
                                                                                                   ----------
             ADJUSTABLE-RATE NOTES (18.8%)

             ASSET-BACKED FINANCING (0.4%)
   13,544    RMAC 2004-NS3 plc, Notes(b)                                   4.44       9/12/2006        13,544
                                                                                                   ----------
             CONSUMER FINANCE (2.3%)
   20,000    American General Finance Corp.,
                Floating-Rate Notes(b)                                     4.50       2/15/2007        20,000
   10,000    HSBC Finance Corp., Floating-Rate Notes                       4.51       2/23/2007        10,000
   30,000    HSBC Finance Corp., MTN                                       4.69      10/27/2006        30,014
   30,000    SLM Corp., Floating-Rate Notes(b)                             4.44       2/02/2007        30,000
                                                                                                   ----------
                                                                                                       90,014
                                                                                                   ----------
             DIVERSIFIED BANKS (6.7%)
   30,000    First Tennessee Bank N.A., Floating-Rate Notes(b)             4.46       2/16/2007        30,000
   25,000    Macquarie Bank Ltd., Floating-Rate Notes(b)                   4.51      10/26/2006        25,000
   20,000    Northern Rock plc, Floating-Rate Notes, Series C(b)           4.40      12/01/2006        20,000
   50,000    Northern Rock plc, Senior MTN(b)                              4.50       1/09/2007        50,000
   15,000    Standard Charter Bank plc, CD                                 4.46       6/16/2006        14,998
   25,000    Washington Mutual Bank, CD                                    4.52       7/26/2006        25,000

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $75,000    Washington Mutual Bank, FA,
                Senior Global Notes, Series 5                              4.54%      5/24/2006    $   75,000
   10,000    Wells Fargo & Co., Notes                                      4.35       2/02/2007        10,000
   10,000    WestLB AG, Floating-Rate Notes(b)                             4.43       2/09/2007        10,000
                                                                                                   ----------
                                                                                                      259,998
                                                                                                   ----------
             GAS UTILITIES (1.3%)
   50,000    Baltimore Gas & Electric Co.,
                1st Refunding Mortgage Bonds                               4.41       9/01/2006        50,000
                                                                                                   ----------
             LIFE & HEALTH INSURANCE (1.1%)
   11,250    Premium Asset Trust Certificates,
                Series 2004-3(b)                                           4.61       2/21/2006        11,251
   30,000    Premium Asset Trust Certificates,
                Series 2001-2(b)                                           4.87       3/28/2006        30,015
                                                                                                   ----------
                                                                                                       41,266
                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   20,000    General Electric Capital Corp.,
                Floating-Rate MTN, Series A                                4.52       2/09/2007        20,000
                                                                                                   ----------
             REGIONAL BANKS (1.9%)
   15,000    Governor and Company of the Bank of Ireland,
                Floating-Rate Extendible Notes (Ireland)(b)                4.46       2/20/2007        15,000
   15,000    Islandsbanki HF, Extendible Short-Term Notes
                (Iceland & Norway)(b)                                      4.56       2/22/2007        15,000
   25,000    Kaupthing Bank HF, Extendible Short-Term Notes
                (Iceland)(b)                                               4.55       2/20/2007        25,000
   20,000    Natexis Banques Populaires, Floating-Rate
                Extendible Notes (France)(b)                               4.45       2/15/2007        20,000
                                                                                                   ----------
                                                                                                       75,000
                                                                                                   ----------
             SPECIALIZED FINANCE (1.9%)
   19,895    CIT Group, Inc., Senior Notes                                 4.90       9/22/2006        19,942
   15,750    CIT Group, Inc., Global Senior MTN                            4.70       4/19/2006        15,753
   15,000    CIT Group, Inc., Global Senior MTN                            4.34       5/12/2006        15,000
   23,255    CIT Group, Inc., Global Senior MTN                            4.72       6/19/2006        23,273
                                                                                                   ----------
                                                                                                       73,968
                                                                                                   ----------
             THRIFTS & MORTGAGE FINANCE (2.7%)
   20,000    Countrywide Financial Corp., MTN, Series A                    4.57       3/21/2006        20,000
   20,000    Countrywide Financial Corp., MTN, Series A                    4.55       9/13/2006        20,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                             COUPON OR
   AMOUNT    SECURITY                                             DISCOUNT RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $15,000    Countrywide Home Loans, Inc., MTN, Series L                   4.50%      2/17/2006    $   15,000
   10,850    Countrywide Home Loans, Inc., MTN, Series L                   4.69       4/12/2006        10,850
    7,321    Countrywide Home Loans, Inc., MTN, Series L                   4.90       6/02/2006         7,331
   30,000    Countrywide Home Loans, Inc., MTN, Series M                   4.56       8/25/2006        30,015
                                                                                                   ----------
                                                                                                      103,196
                                                                                                   ----------
             Total adjustable-rate notes (cost: $726,986)                                             726,986
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $3,841,796)                                                  $3,841,796
                                                                                                   ==========

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The cost of securities at January 31, 2006, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

             (a) Commercial paper issued in reliance on the "private placement"
                 exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by USAA Investment Management Company
                 (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

             (b) Restricted security that is not registered under the Securities
                 Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

             (c) Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

             (d) Represents less than 0.1% of net assets.

             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
   Investments in securities (valued at amortized cost)                       $3,841,796
   Receivables:
      Capital shares sold                                                         16,478
      Interest                                                                    15,110
                                                                              ----------
         Total assets                                                          3,873,384
                                                                              ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                     13,847
      Dividends on capital shares                                                    148
   Bank overdraft                                                                      1
   Accrued management fees                                                           783
   Accrued transfer agent's fees                                                     109
   Other accrued expenses and payables                                               261
                                                                              ----------
         Total liabilities                                                        15,149
                                                                              ----------
            Net assets applicable to capital shares outstanding               $3,858,235
                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $3,858,242
   Overdistribution of net investment income                                          (2)
   Accumulated net realized loss on investments                                       (5)
                                                                              ----------
            Net assets applicable to capital shares outstanding               $3,858,235
                                                                              ==========
   Capital shares outstanding                                                  3,858,242
                                                                              ==========
   Authorized shares of $.01 par value                                         7,700,000
                                                                              ==========
   Net asset value, redemption price, and offering price per share            $     1.00
                                                                              ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                       $70,788
                                                                         -------
EXPENSES
   Management fees                                                         4,178
   Administration and servicing fees                                       1,741
   Transfer agent's fees                                                   3,278
   Custodian and accounting fees                                             390
   Postage                                                                   345
   Shareholder reporting fees                                                151
   Directors' fees                                                             3
   Registration fees                                                          35
   Professional fees                                                          52
   Other                                                                      24
                                                                         -------
      Total expenses                                                      10,197
   Expenses paid indirectly                                                  (77)
                                                                         -------
      Net expenses                                                        10,120
                                                                         -------
NET INVESTMENT INCOME                                                     60,668
                                                                         -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                          (5)
                                                                         -------
   Increase in net assets resulting from operations                      $60,663
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED),
AND YEAR ENDED JULY 31, 2005

                                                                      1/30/2006     7/31/2005
                                                                    -------------------------
FROM OPERATIONS
   Net investment income                                            $    60,668   $    56,977
   Net realized loss on investments                                          (5)            -
                                                                    -------------------------
      Increase in net assets resulting from operations                   60,663        56,977
                                                                    -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                (60,672)      (56,977)
                                                                    -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          2,630,094     3,124,438
   Reinvested dividends                                                  59,663        55,872
   Cost of shares redeemed                                           (1,791,539)   (3,240,028)
                                                                    -------------------------
      Increase (decrease) in net assets from capital
         share transactions                                             898,218       (59,718)
                                                                    -------------------------
Net increase (decrease) in net assets                                   898,209       (59,718)

NET ASSETS
   Beginning of period                                                2,960,026     3,019,744
                                                                    -------------------------
   End of period                                                    $ 3,858,235   $ 2,960,026
                                                                    =========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                                    $        (2)  $         2
                                                                    =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                         2,630,094     3,124,438
  Shares issued for dividends reinvested                                 59,663        55,872
  Shares redeemed                                                    (1,791,539)   (3,240,028)
                                                                    -------------------------
      Increase (decrease) in shares outstanding                         898,218       (59,718)
                                                                    =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the
          Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                    Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

                 2. Repurchase agreements are valued at cost, which
                    approximates market value.

                 3. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

                 all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the straight-line method.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's
                 Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2006, the Fund did not invest in any repurchase agreements.

              E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

                 increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of January 31, 2006.

              F. EXPENSES PAID INDIRECTLY - Through arrangements with the
                 Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $77,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

          temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

          For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of $3,000, which represents 9.7% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the six-month period ended January 31, 2006, the Fund incurred management fees, paid or payable to the Manager, of $4,178,000.

              B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,741,000.

                 In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $38,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of- pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2006,

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

                 the Fund incurred transfer agent's fees, paid or payable to SAS, of $3,278,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 2006, the Association and its affiliates owned 3,000 shares (0.0%) of the Fund.

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                       JANUARY 31,                             YEAR ENDED JULY 31,
                                    ------------------------------------------------------------------------------------------
                                          2006            2005            2004            2003            2002            2001
                                    ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                    ------------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                   .02             .02             .01             .01             .02             .05
   Net realized and unrealized
      gain (loss)                         (.00)(c)         .00(c)          .00(c)            -               -               -
                                    ------------------------------------------------------------------------------------------
Total from investment operations           .02             .02             .01             .01             .02             .05
                                    ------------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.02)           (.02)           (.01)           (.01)           (.02)           (.05)
                                    ------------------------------------------------------------------------------------------
Net asset value at end of period    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                    ==========================================================================================
Total return (%)*                         1.75            1.93            0.66            1.15            2.02            5.54
Net assets at end of period (000)   $3,858,235      $2,960,026      $3,019,744      $3,398,733      $3,569,459      $3,867,791
Ratio of expenses to average
   net assets (%)**(b)                     .58(a)          .60             .60             .59             .57             .49
Ratio of net investment income to
   average net assets (%)**               3.48(a)         1.91             .66            1.15            2.01            5.36

 *  Assumes reinvestment of all net investment income distributions during the period. Calculated based on adjusted net assets and could differ from the iMoneyNet, Inc. calculated return.
**  For the six-month period ended January 31, 2006, average net assets were $3,458,051,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.00%)(+)       (.00%)(+)       (.00%)(+)       (.01%)          (.00%)(+)       (.00%)(+)

    (+) Represents less than 0.01% of average net assets.
(c) Represents less than $.01 per share.

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2006 (UNAUDITED)

          Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSE PAID
                                      BEGINNING              ENDING             DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE        AUGUST 1, 2005 -
                                    AUGUST 1, 2005      JANUARY 31, 2006       JANUARY 31, 2006
                                    ------------------------------------------------------------
          Actual                      $1,000.00            $1,017.50                 $2.95
          Hypothetical
             (5% return before
             expenses)                 1,000.00             1,022.28                  2.96

          *Expenses are equal to the Fund's annualized expense ratio of 0.58%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.75% for the six-month period of August 1, 2005, through January 31, 2006.

44

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                                                                              45

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48

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==========----------------------------------------------------------------------

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
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   and others electronically.
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23428-0306                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.